Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Charters-out [Abstract]
2020	$ 306,717
2021	213,165
2022	133,127
2023	96,426
2024 to 2028	210,100
Minimum charter revenues	$ 959,535